Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued	3,670,112	3,255,346	767,160
Common stock, shares outstanding	3,670,112	3,255,346	767,160
Series A Preferred Stock
Preferred stock, authorized	250	250	250
Preferred stock, par value
Preferred stock, shares issued	250	250	250
Preferred stock, shares outstanding	250	250	250